Common stock (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2013 Y	Jan. 31, 2013 Y
Common Stock 1		21,061,763
Common Stock 2		20,000,000
Common Stock 3		1,061,763
Common Stock 4		2,598,898
Common Stock 5		2,500,000
Common Stock 6		98,898
Common Stock 7		192,308
Common Stock 8		187,507
Common Stock 9		4,801
Common Stock 10		5,800,000
Common Stock 11		$ 0.0264
Common Stock 12		$ 153,120
Common Stock 13		5,800,000
Common Stock 14		5,800,000
Common Stock 15		0.03696
Common Stock 16		5,000,000
Common Stock 17		$ 0.02
Common Stock 18		100,000
Common Stock 19		5,000,000
Common Stock 20		2,500,000
Common Stock 21		0.0264
Common Stock 22		0.04
Common Stock 23		7,359,399
Common Stock 24		0.0116
Common Stock 25		$ 0.0156
Common Stock 26		0.0162
Common Stock 27		0.0218
Common Stock 28		91,140
Common Stock 29		84,156
Common Stock 30		6,156,153
Common Stock 31		0.027
Common Stock 32		$ 0.031
Common Stock 33		180,000
Common Stock 34		0.038
Common Stock 35		0.044
Common Stock 36		4,859,073
Common Stock 37		0.027
Common Stock 38		$ 0.033
Common Stock 39		150,004
Common Stock 40		0.027
Common Stock 41		0.047
Common Stock 42		19,861,870
Common Stock 43		18,033,814
Common Stock 44		1,828,056
Common Stock 45		855,314
Common Stock 46		2,000,000
Common Stock 47		$ 0.02844
Common Stock 48		56,880
Common Stock 49		0.03982
Common Stock 50		84,615
Common Stock 51		21,757
Common Stock 52		62,858
Common Stock 53		2,209,596
Common Stock 54		$ 0.03168
Common Stock 55		70,000
Common Stock 56		0.04435
Common Stock 57		2,000,715
Common Stock 58		$ 0.02799
Common Stock 59		56,000
Common Stock 60		0.03919
Common Stock 61		2,646,199
Common Stock 62		2,500,000
Common Stock 63		146,199
Common Stock 64		10,000,000
Common Stock 65		10,000,000
Common Stock 66		200.00%
Common Stock 67		27.50%
Common Stock 68		185,000,000
Common Stock 69		59,670,369
Common Stock 70		1,175,000
Common Stock 71		250,000
Common Stock 72		8,575,000
Common Stock 73		95,850,034
Common Stock 74		1,250,000,000
Common Stock 75		4.99%
Common Stock 76		62,375,000
Common Stock 77		0.008
Common Stock 78		72.50%
Common Stock 79		0.011
Common Stock 80		766,800
Common Stock 81		94,059,629
Common Stock 82		1.9
Common Stock 83		0.055
Common Stock 1	22,874,405
Common Stock 2	200,000
Common Stock 3	3,448,276
Common Stock 4	40,000
Common Stock 5	0.0162
Common Stock 6	1,526,718
Common Stock 7	20,000
Common Stock 8	0.0183
Common Stock 9	3,033,618
Common Stock 10	2,500,000
Common Stock 11	533,618
Common Stock 12	31,270,958
Common Stock 13	255,000
Common Stock 14	25,000
Common Stock 15	5,000
Common Stock 16	20,000
Common Stock 17	18,001,184
Common Stock 18	182,043
Common Stock 19	0.0116
Common Stock 20	0.0173
Common Stock 21	4,263,989
Common Stock 22	3,587,165
Common Stock 23	678,824
Common Stock 24	903,500
Common Stock 25	$ 1.429
Common Stock 26	872,250
Common Stock 27	90,635,375
Common Stock 28	$ 0.047
Common Stock 29	88,072,875
Common Stock 30	0.048
Common Stock 31	12,843
Common Stock 32	$ 47,828
Common Stock 33	110,641,700
Common Stock 34	110,610,450
Common Stock 35	1.3
Common Stock 36	0.052